19. Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSuppliersLineItems [Line Items]
Total	R$ 1,645,194	R$ 1,296,417
Current	1,612,536	1,286,275
Non-current	32,658	10,142
Local currency [member]
DisclosureOfSuppliersLineItems [Line Items]
Total	1,164,193	833,781
Foreign currency [member]
DisclosureOfSuppliersLineItems [Line Items]
Total	R$ 481,001	R$ 462,636